EXPLORATION AND EVALUATION EXPENSES	12 Months Ended
Dec. 31, 2024
EXPLORATION AND EVALUATION EXPENSES
EXPLORATION AND EVALUATION EXPENSES

5.EXPLORATION AND EVALUATION EXPENSES

	Year ended
	December 31
	2024	2023
Camino Rojo	$8,071	$8,740
South Railroad	20,875	19,377
Cerro Quema	5,245	6,001
Other	404	498
	$34,595	$34,616